Taxation	12 Months Ended
Dec. 31, 2023
Taxation [Abstract]
Taxation
11.	Taxation

	For the years ended December 31,
	2021		2022		2023
Income taxes expense	NT$	2,272	NT$	-	NT$	-
Deferred tax (benefit) expense		(974)		6,429		1,019
Total	NT$	1,298	NT$	6,429	NT$	1,019

The following is a reconciliation of the Company’s total income tax expense to the (loss)/ income before income taxes for the years ended December 31,2021, 2022 and 2023:

	For the years ended December 31,
	2021		2022		2023
(Loss) income before income tax provision	NT$	(29,213)	NT$	21,452	NT$	(62,010)
Income tax computed at statutory tax rate		(5,057)		2,613		(12,402)
Non-taxable income and non-deductible expenses		349		1,353		28
Temporary differences that unrecognized deferred tax assets		4,337		-		4,121
Tax loss that unrecognized deferred tax assets		2,410		2,463		9,272
Others		(741)		-		-
Income taxes expense	NT$	1,298	NT$	6,429	NT$	1,019

Deferred tax assets, net

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

The following table sets forth the significant components of the deferred tax assets:

	As of December 31,
	2022		2023
Deferred tax assets, net
Inventory write-down	NT$	2,618	NT$	4,121
Unrealized exchange loss		(1,685)		-
Net operating loss carried forward		-		21,175
Other		13		-
Total deferred tax assets	NT$	946	NT$	25,296
Valuation allowance		-		(25,296)
Deferred tax assets, net of valuation allowance	NT$	946	NT$	-
				-
Deferred tax liability:
Unrealized exchange benefit	NT$	-	NT$	(73)
Total deferred tax liability	NT$	-	NT$	(73)

Deferred tax assets are recognized in the combined financial statements only to the extent that it is probable that future taxable profits will be available against which the Company can utilize the benefits. The use of these tax losses is subject to the agreement of the tax authority and compliance with certain provisions of the tax legislation of the place in which the Company operates.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2022 and 2023, the Company did not have any significant unrecognized uncertain tax positions. The Company does not believe that its uncertain tax benefits position will materially change over the next twelve months.